Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	54,200	44,270
Leasehold improvement	21,162	16,504
Office equipment	1,144	1,073
Furniture	529	400
Total cost of property and equipment	77,035	62,247
Less: Accumulated depreciation	(10,882)	(7,333)
Less: Impairment	(6,709)	(6,845)
Total	59,444	48,069

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were RMB16,400, RMB9,196 and RMB3,220, respectively.

Impairment loss for the years ended December 31, 2023, 2024 and 2025 were RMB774, RMB17 and 136, respectively.

Loss on disposal for the years ended December 31, 2023, 2024 and 2025 were RMB14,146, RMB2,558, and nil, respectively.

As of December 31, 2025, the Group had no significant outstanding capital commitments.